Analysis of performance by segment	12 Months Ended
Dec. 31, 2018
Analysis of performance by segment
Analysis of performance by segment

B       Earnings performance

B1     Analysis of performance by segment

B1.1  Segment results – profit before tax

	Note	2018 £m	2017 £m	2016 £m
Asia:
Insurance operations	B3(i)	1,982	1,799	1,503
Asset management		182	176	141
Total Asia		2,164	1,975	1,644

US:
Jackson (US insurance operations)		1,911	2,214	2,052
Asset management		8	10	(4)
Total US		1,919	2,224	2,048

UK and Europe:
UK and Europe insurance operations:	B3(iii)
Long-term business		1,138	861	799
General insurance commissionnote (i)		19	17	29
Total UK and Europe insurance operations		1,157	878	828
UK and Europe asset managementnote (iv)		477	500	425
Total UK and Europe		1,634	1,378	1,253
Total segment profit		5,717	5,577	4,945
Other income and expenditure:
Investment return and other income		52	11	28
Interest payable on core structural borrowings		(410)	(425)	(360)
Corporate expenditurenote (ii)		(367)	(361)	(334)
SII implementation costs		—	—	(28)
Total other income and expenditure		(725)	(775)	(694)
Restructuring costs		(165)	(103)	(38)
Interest received from tax settlement		—	—	43
Adjusted IFRS operating profit based on longer-term investment returns		4,827	4,699	4,256
Short-term fluctuations in investment returns on shareholder-backed business	B1.2	(558)	(1,563)	(1,678)
Amortisation of acquisition accounting adjustmentsnote (iii)		(46)	(63)	(76)
(Loss) gain on disposal of businesses and corporate transactions	D1.1	(588)	223	(227)
Profit before tax		3,635	3,296	2,275
Tax charge attributable to shareholders’ returns	B4	(622)	(906)	(354)
Profit for the year		3,013	2,390	1,921

Attributable to:
Equity holders of the Company		3,010	2,389	1,921
Non-controlling interests		3	1	—

Basic earnings per share (in pence)	Note	2018	2017	2016
Based on adjusted IFRS operating profit based on longer-term investment returnsnote (v)	B5	156.6p	145.2p	131.3p
Based on profit for the year	B5	116.9p	93.1p	75.0p

Notes

(i)   The majority of the general insurance commission is not expected to recur in future years.

(ii)  Corporate expenditure as shown above is primarily for Group Head Office and Asia Regional Head Office.

(iii)  Amortisation of acquisition accounting adjustments principally relate to the REALIC business of Jackson which was acquired in 2012.

(iv)  UK and Europe asset management adjusted IFRS operating profit based on longer-term investment returns:

	2018 £m	2017 £m	2016 £m
Asset management fee income	1,098	1,027	900
Other income	2	7	23
Staff costs*	(384)	(400)	(332)
Other costs*	(270)	(202)	(212)
Underlying profit before performance-related fees	446	432	379
Share of associate results	16	15	13
Performance-related fees	15	53	33
Total UK and Europe asset management adjusted IFRS operating profit based on longer-term investment returns	477	500	425

*Staff and other costs include £27 million of charges incurred preparing for Brexit.

(v)  Tax charges have been reflected as operating and non-operating in the same way as for the pre-tax items. Further details on tax charges are provided in note B4.

B1.2   Short-term fluctuations in investment returns on shareholder-backed business

	2018 £m	2017 £m	2016 £m
Asia operationsnote (i)	(512)	(1)	(225)
US operationsnote (ii)	(100)	(1,568)	(1,455)
UK and Europe operationsnote (iii)	34	(14)	206
Other operationsnote (iv)	20	20	(204)
Total	(558)	(1,563)	(1,678)

(i)     Asia operations

In Asia, the negative short-term fluctuations of £(512) million (2017: negative £(1) million; 2016: negative £(225) million) principally reflect net value movements on assets and related liabilities following increases in bond yields and falls in equity markets during the year , especially in those countries where policyholder liabilities use a valuation interest rate which does not reflect all movements in interest rates in the period.

(ii)    US operations

The short-term fluctuations in investment returns for US insurance operations are reported net of the related charge for amortisation of deferred acquisition costs of £(114) million as shown in note C5.2(a) (2017: credit of £462 million; 2016: credit of £565 million) and comprise amounts in respect of the following items:

	2018 £m	2017 £m	2016 £m
Net equity hedge resultnote (a)	(58)	(1,490)	(1,587)
Other than equity-related derivativesnote (b)	(64)	(36)	(126)
Debt securitiesnote (c)	(31)	(73)	201
Equity-type investments: actual less longer-term return	38	12	35
Other items	15	19	22
Total	(100)	(1,568)	(1,455)

Notes

(a)	Net equity hedge result

The net equity hedge result relates to the accounting effect of market movements on both the value of guarantees in Jackson’s variable annuity and fixed index annuity products and on the related derivatives used to manage the exposures inherent in these guarantees. The level of fees recognised in non-operating profit is determined by reference to that allowed for within the reserving basis. The variable annuity guarantees are valued in accordance with either Accounting Standards Codification (ASC) Topic 820, Fair Value Measurements and Disclosures (formerly FAS 157) or ASC Topic 944, Financial Services – Insurance (formerly SOP 03-01) depending on the type of guarantee. Both approaches require an entity to determine the total fee (‘the fee assessment’) that is expected to fund future projected benefit payments arising using the assumptions applicable for that method. The method under FAS 157 requires this fee assessment to be fixed at the time of issue. As the fees included within the initial fee assessment are earned, they are included in non-operating profit to match the corresponding movement in the guarantee liability. As the Group applies US GAAP for the measured value of the product guarantees this item also includes asymmetric impacts where the measurement bases of the liabilities and associated derivatives used to manage the Jackson annuity business differ as described in note B1.3(c) below.

The net equity hedge result therefore includes significant accounting mismatches and other factors that do not represent the economic result. These other factors include:

–The variable annuity guarantees and fixed index annuity embedded options being only partially fair valued under ‘grandfathered’ US GAAP as described in note B1.3(c);

–The interest rate exposure being managed through the other than equity-related derivative programme explained in note (b) below; and

–Jackson’s management of its economic exposures for a number of other factors that are treated differently in the accounting frameworks such as future fees and assumed volatility levels.

The net equity hedge result (net of related DAC amortisation in accordance with the policy that DAC is amortised in line with emergence of margins) can be summarised as follows:

	2018 £m	2017 £m	2016 £m
Fair value movements on equity hedge instruments*	299	(1,871)	(1,786)
Accounting value movements on the variable and fixed index annuity guarantee liabilities†	(894)	(99)	(188)
Fee assessments net of claim payments	537	480	387
Total	(58)	(1,490)	(1,587)

*     Held to manage equity exposures of the variable annuity guarantees and fixed index annuity options.

†     The accounting value movements on the variable and fixed index annuity guarantee liabilities reflect the impact of market movements and changes in economic and actuarial assumptions. Actuarial assumptions include consideration of persistency, mortality and the expected utilisation of certain features attaching to variable annuity contracts. Assumptions are updated annually via a comparison to experience and after applying expert judgement for how experience may change in the future. Routine updates in 2018 reduced profit before tax (after allowing related changed to DAC amortisation) by £143 million (2017: £382 million).

(b)  Other than equity-related derivatives

The fluctuations for this item comprise the net effect of:

–Fair value movements on free-standing, other than equity-related derivatives;

–Fair value movements on the Guaranteed Minimum Income Benefit (GMIB) reinsurance asset that are not matched by movements in the underlying GMIB liability, which is not fair valued as explained in note B1.3; and

–Related amortisation of DAC.

The free-standing, other than equity-related derivatives are held to manage interest rate exposures and durations within the general account and the variable annuity guarantees and fixed index annuity embedded options described in note (a) above. Accounting mismatches arise because of differences between the measurement basis  and presentation of the derivatives, which are fair valued with movements recorded in the income statement, and the exposures they are intended to manage.

(c)  Short-term fluctuations related to debt securities

	2018 £m	2017 £m	2016 £m
(Charges) credits in the year:
Losses on sales of impaired and deteriorating bonds	(4)	(3)	(94)
Defaults	—	—	(4)
Bond write-downs	(4)	(2)	(35)
Recoveries/reversals	19	10	15
Total credits (charge) in the year	11	5	(118)
Risk margin allowance deducted from adjusted IFRS operating profit based on longer-term investment returns*	77	86	89
	88	91	(29)
Interest-related realised (losses) gains:
Losses arising in the year	(8)	(43)	376
Less: Amortisation of gains and losses arising in current and prior years to adjusted IFRS operating profit based on longer-term investment returns	(116)	(140)	(135)
	(124)	(183)	241
Related amortisation of deferred acquisition costs	5	19	(11)
Total short-term fluctuations related to debt securities	(31)	(73)	201

*      The debt securities of Jackson are held in the general account of the business. Realised gains and losses are recorded in the income statement with normalised returns included in adjusted IFRS operating profit  based on longer-term investment returns with variations from year to year included in the short-term fluctuations category. The risk margin reserve charge for longer-term credit-related losses included in adjusted IFRS operating profit based on longer-term investment returns of Jackson for 2018 is based on an average annual risk margin reserve of 18 basis points (2017: 21 basis points; 2016: 21 basis points) on average book values of US$57.1 billion (2017: US$55.3 billion; 2016: US$56.4 billion) as shown below:

Moody’s rating category (or equivalent under NAIC ratings of mortgage-backed securities)

	2018				2017				2016
	Average				Average				Average
	book		Annual		book		Annual		book		Annual
	value	RMR	expected loss		value	RMR	expected loss		value	RMR	expected loss
	US$m	%	US$m	£m	US$m	%	US$m	£m	US$m	%	US$m	£m
A3 or higher	29,982	0.10	(31)	(23)	27,277	0.12	(33)	(25)	29,051	0.12	(36)	(27)
Baa1, 2 or 3	25,814	0.21	(55)	(40)	26,626	0.22	(58)	(45)	25,964	0.24	(62)	(46)
Ba1, 2 or 3	1,042	0.98	(10)	(8)	1,046	1.03	(11)	(8)	1,051	1.07	(11)	(8)
B1, 2 or 3	289	2.64	(8)	(6)	318	2.70	(9)	(7)	312	2.95	(9)	(7)
Below B3	11	3.69	-	-	23	3.78	(1)	(1)	40	3.81	(2)	(1)
Total	57,138	0.18	(104)	(77)	55,290	0.21	(112)	(86)	56,418	0.21	(120)	(89)

Related amortisation of deferred acquisition costs (see below)			22	15			21	15			23	17
Risk margin reserve charge to adjusted IFRS operating profit for longer-term credit-related losses			(82)	(62)			(91)	(71)			(97)	(72)

Consistent with the basis of measurement of insurance assets and liabilities for Jackson’s IFRS results, the charges and credits to adjusted IFRS operating profits based on longer-term investment returns are partially offset by related amortisation of deferred acquisition costs.

In addition to the accounting for realised gains and losses described above for Jackson general account debt securities, included within the statement of other comprehensive income is a pre-tax charge of £(1,371) million for net unrealised losses on debt securities classified as available-for-sale net of related amortisation of deferred acquisition costs (2017: credit of £541 million; 2016: credit of £48 million). Temporary market value movements do not reflect defaults or impairments. Additional details of the movement in the value of the Jackson portfolio are included in note C3.2(b).

(iii)    UK and Europe operations

The positive short-term fluctuations in investment returns for the UK and Europe operations of £34 million (2017: negative £14 million; 2016: positive £206 million) mainly arises from unrealised gains on equity options held to hedge the value of future shareholder transfers from the with-profits fund partially offset by losses on corporate bonds backing capital to support the remaining annuity business, given the increase in interest rates and credit spreads in 2018.

(iv)    Other operations

The positive short-term fluctuations in investment returns for other operations of £20 million (2017: positive £20 million; 2016: negative £(204) million) include unrealised value movements on financial instruments held outside of the main life operations.

B1.3   Determining operating segments and performance measure of operating segments

Operating segments

The Group's operating segments for financial reporting are defined and presented in accordance with IFRS 8, ‘Operating Segments’, on the basis of the management reporting structure and its financial management information.

Under the Group's management and reporting structure its chief operating decision maker is the Group Executive Committee (GEC). In the management structure, responsibility is delegated to the Chief Executive Officers of Prudential Corporation Asia, the North American Business Unit and M&GPrudential for the day-to-day management of their business units (within the framework set out in the Group Governance Manual). Financial management information used by the GEC aligns with these three business segments. These operating segments derive revenue from both long-term insurance and asset management activities.

Operations which do not form part of any business unit are reported as ‘Unallocated to a segment’. These include Group Head Office and Asia Regional Head Office costs. Prudential Capital and Africa operations do not form part of any operating segment under the structure, and their assets and liabilities and profit or loss before tax are not material to the overall financial position of the Group. Prudential Capital and Africa operations are therefore reported as ‘Unallocated to a segment’.

Performance measure

The performance measure of operating segments utilised by the Company is adjusted IFRS operating profit attributable to shareholders based on longer-term investment returns, as described below. This measurement basis distinguishes adjusted IFRS operating profit based on longer-term investment returns from other constituents of the total profit as follows:

–Short-term fluctuations in investment returns on shareholder-backed business. This includes the impact of short-term market effects on the carrying value of Jackson’s guarantee liabilities and related derivatives as explained below;

–Amortisation of acquisition accounting adjustments arising on the purchase of business. This comprises principally the charge for the adjustments arising on the purchase of REALIC in 2012; and

–Gain or loss on corporate transactions, such as disposals undertaken in the year.

Determination of adjusted IFRS operating profit based on longer-term investment returns for investment and liability movements:

(a)   General principles

(i)   UK-style with-profits business

The adjusted IFRS operating profit based on longer-term investment returns reflects the statutory transfer gross of attributable tax. Value movements in the underlying assets of the with-profits funds do not affect directly the determination of adjusted IFRS operating profit based on longer-term investment returns.

(ii)  Unit-linked business

The policyholder unit liabilities are directly reflective of the underlying asset value movements. Accordingly, the adjusted IFRS operating profit based on longer-term investment returns reflect the current period value movements in both the unit liabilities and the backing assets.

(iii)  US variable annuity and fixed index annuity business

This business has guarantee liabilities which are measured on a combination of fair value and other US GAAP derived principles. These liabilities are subject to an extensive derivative programme to manage equity and interest rate exposures whose fair value movements pass through the income statement each period. The principles for determination of the adjusted IFRS operating profit based on longer-term investment returns and short-term fluctuations are as discussed in section (c) below.

(iv)  Business where policyholder liabilities are sensitive to market conditions

Under IFRS, the degree to which the carrying values of liabilities to policyholders are sensitive to current market conditions varies between business units depending upon the nature of the ‘grandfathered’ measurement basis. In general, in those instances where the liabilities are particularly sensitive to routine changes in market conditions, the accounting basis is such that the impact of market movements on the assets and liabilities is broadly equivalent in the income statement, and adjusted IFRS operating profit based on longer-term investment returns is not distorted. In these circumstances, there is no need for the movement in the liability to be bifurcated between the elements that relate to longer-term market conditions and short-term effects.

However, movements in liabilities for some types of business do require bifurcation to ensure that at the net level (ie after allocated investment return and charge for policyholder benefits) the adjusted IFRS operating profit based on longer-term investment returns reflects longer-term market returns.

Examples of where such bifurcation is necessary are in Hong Kong and for UK shareholder-backed annuity business, as explained in sections b(i) and d(i), respectively. For other types of Asia’s non-participating business, expected longer-term investment returns are used to determine the movement in policyholder liabilities for determining adjusted IFRS operating profit based on longer-term investment returns.

(v)  Other shareholder-financed business

For long-term insurance business, where assets and liabilities are held for the long term, the accounting basis for insurance liabilities under current IFRS can lead to profits that include the effects of short-term fluctuations in market conditions, which may not be representative of trends in underlying performance. Therefore, the following key elements are applied to the results of the Group’s shareholder-financed businesses to determine adjusted IFRS operating profit based on longer-term investment returns.

Except in the case of assets backing liabilities which are directly matched (such as unit-linked business) or closely correlated with value movements (as discussed below) adjusted IFRS operating profit based on longer-term investment returns for shareholder-financed business is determined on the basis of expected longer-term investment returns. Longer-term investment returns comprise actual income receivable for the period (interest/dividend income) and for both debt and equity-type securities longer-term capital returns.

Debt securities and loans

In principle, for debt securities and loans, the longer-term capital returns comprise two elements:

–Risk margin reserve based charge for the expected level of defaults for the period, which is determined by reference to the credit quality of the portfolio. The difference between impairment losses in the reporting period and the risk margin reserve charge to the adjusted IFRS operating profit based on longer-term investment returns is reflected in short-term fluctuations in investment returns; and

–The amortisation of interest-related realised gains and losses to adjusted IFRS operating profit based on longer-term investment returns to the date when sold bonds would have otherwise matured.

At 31 December 2018, the level of unamortised interest-related realised gains and losses related to previously sold bonds for the Group was a net gain of £629 million (2017: £855 million; 2016: £969 million).

Equity-type securities

For equity-type securities, the longer-term rates of return are estimates of the long-term trend investment returns for income and capital having regard to past performance, current trends and future expectations. Equity-type securities held for shareholder-financed businesses other than the UK annuity business, unit-linked and US variable annuity separate accounts are principally relevant for the US and Asia insurance operations. Different rates apply to different categories of equity-type securities.

Derivative value movements

Generally, derivative value movements are excluded from adjusted IFRS operating profit based on longer-term investment returns . The exception is where the derivative value movements broadly offset changes in the accounting value of other assets and liabilities included in adjusted IFRS operating profit based on longer-term investment returns. The principal example of derivatives whose value movements are excluded from adjusted IFRS operating profit based on longer-term investment returns arises in Jackson, as discussed below in section (c).

(b)  Asia insurance operations

(i)   Business where policyholder liabilities are sensitive to market conditions

For certain Asia non-participating business, for example in Hong Kong, the economic features are more akin to asset management products with policyholder liabilities reflecting asset shares over the contract term. Consequently, for these products, the charge for policyholder benefits in the adjusted IFRS operating profit based on longer-term investment returns reflects the asset share feature rather than volatile movements that would otherwise be reflected if the local regulatory basis (also applied for IFRS basis) was used.

For certain other types of non-participating business expected longer-term investment returns are used to determine the movement in policyholder liabilities for determining adjusted IFRS operating profit based on longer-term investment returns.

(ii)  Other Asia shareholder-financed business

Debt securities

For this business, the realised gains and losses are principally interest related. Accordingly, all realised gains and losses to date for these operations are amortised over the period to the date those securities would otherwise have matured, with no explicit risk margin reserve charge.

Equity-type securities

For Asia insurance operations, investments in equity securities held for non-linked shareholder-backed business amounted to £2,146 million as at 31 December 2018 (31 December 2017: £1,759 million; 31 December 2016: £1,405 million). The rates of return applied in 2018 ranged from 5.3 per cent to 17.6 per cent (2017: 4.3 per cent to 17.2 per cent; 2016: 3.2 per cent to 13.9 per cent) with the rates applied varying by business unit. These rates are broadly stable from period to period but may be different between countries reflecting, for example, differing expectations of inflation in each business unit. The assumptions are for the returns expected to apply in equilibrium conditions. The assumed rates of return do not reflect any cyclical variability in economic performance and are not set by reference to prevailing asset valuations.

The longer-term investment returns for the Asia insurance joint ventures accounted for using the equity method are determined on a similar basis as the other Asia insurance operations described above.

(c)    US insurance operations

(i)   Separate account business

For such business the policyholder unit liabilities are directly reflective of the asset value movements. Accordingly, the adjusted IFRS operating profit based on longer-term investment returns reflect the current period value movements in unit liabilities and the backing assets.

(ii)  US variable and fixed index annuity business

The following value movements for Jackson's variable and fixed index annuity business are excluded from adjusted IFRS operating profit based on longer-term investment returns. See note B1.2 note (ii):

–Fair value movements for equity-based derivatives;

–Fair value movements for guaranteed benefit options for the ‘not for life’ portion of Guaranteed Minimum Withdrawal Benefit (GMWB) and fixed index annuity business, and Guaranteed Minimum Income Benefit (GMIB) reinsurance (see below);

–Movements in the accounts carrying value of Guaranteed Minimum Death Benefit (GMDB), GMIB and the ‘for life’ portion of GMWB liabilities, (see below) for which, under the ‘grandfathered’ US GAAP applied under IFRS for Jackson’s insurance assets and liabilities, the measurement basis gives rise to a muted impact of current period market movements (ie they are relatively insensitive to the effect of current period equity market and interest rate changes);

–A portion of the fee assessments as well as claim payments, in respect of guarantee liabilities; and

–Related amortisation of deferred acquisition costs for each of the above items.

Guaranteed benefit options for the ‘not for life’ portion of GMWB and equity index options for the fixed index annuity business

The ‘not for life’ portion of GMWB guaranteed benefit option liabilities is measured under the US GAAP basis applied for IFRS in a manner consistent with IAS 39 under which the projected future growth rate of the account balance is based on current swap rates (rather than expected rates of return) with only a portion of the expected future guarantee fees included. Reserve value movements on these liabilities are sensitive to changes to levels of equity markets, implied volatility and interest rates. The equity index option for fixed index annuity business is measured under the US GAAP basis applied for IFRS in a manner consistent with IAS 39 under which the projected future growth is based on current swap rates.

Guaranteed benefit option for variable annuity guarantee minimum income benefit

The GMIB liability, which is substantially reinsured, subject to a deductible and annual claim limits, is accounted for using ‘grandfathered’ US GAAP. This accounting basis substantially does not recognise the effects of market movements. The corresponding reinsurance asset is measured under the ‘grandfathered’ US GAAP basis applied for IFRS in a manner consistent with IAS 39, ‘Financial Instruments: Recognition and Measurement’, and the asset is therefore recognised at fair value. As the GMIB is economically reinsured, the mark to market element of the reinsurance asset is included as a component of short-term fluctuations in investment returns.

(iii)  Other derivative value movements

The principal example of non-equity based derivatives (for example, interest rate swaps and swaptions) whose value movements are excluded from adjusted IFRS operating profit based on longer-term investment returns, arises in Jackson. Non-equity based derivatives are primarily held by Jackson as part of a broadly-based hedging programme for features of Jackson’s bond portfolio (for which value movements are booked in the statement of other comprehensive income rather than the income statement), product liabilities (for which US GAAP accounting as ‘grandfathered’ under IFRS 4 does not fully reflect the economic features being hedged), and the interest rate exposure attaching to equity-based product options.

(iv)  Other US shareholder-financed business

Debt securities

The distinction between impairment losses and interest-related realised gains and losses is of particular relevance to Jackson. Jackson has used the ratings by Nationally Recognised Statistical Ratings Organisations (NRSRO) or ratings resulting from the regulatory ratings detail issued by the National Association of Insurance Commissioners (NAIC) to determine the average annual risk margin reserve to apply to debt securities held to back general account business. Debt securities held to back separate account and reinsurance funds withheld are not subject to risk margin reserve charge. Further details of the risk margin reserve charge, as well as the amortisation of interest-related realised gains and losses, for Jackson are shown in note B1.2 note (ii)(c).

Equity-type securities

As at 31 December 2018, the equity-type securities for US insurance non-separate account operations amounted to £1,359 million (31 December 2017: £946 million; 31 December 2016: £1,323 million). For these operations, the longer-term rates of return for income and capital applied in the years indicated, which reflect the combination of the average risk-free rates over the year and appropriate risk premiums are as follows:

	2018			2017			2016
Equity-type securities such as common and preferred stock and portfolio holdings in mutual funds	6.7	% to	7.2%	6.1	% to	6.5%	5.5	% to	6.5%
Other equity-type securities such as investments in limited partnerships and private equity funds	8.7	% to	9.2%	8.1	% to	8.5%	7.5	% to	8.5%

(d)	UK and Europe insurance operations

(i)   Shareholder-backed annuity business

For this business, policyholder liabilities are determined by reference to current interest rates. The value movements of the assets covering liabilities are closely correlated with the related change in liabilities. Accordingly, asset value movements are recorded within the ‘adjusted IFRS operating profit based on longer-term investment returns’. Policyholder liabilities include a margin for credit risk. Variations between actual and best estimate expected impairments are recorded as a component of short-term fluctuations in investment returns.

The adjusted IFRS operating profit based on longer-term investment returns reflects the impact of value movements on policyholder liabilities for shareholder-backed annuity business within The Prudential Assurance Company Limited (PAC) after adjustments to allocate the following elements of the movement to the category of ‘short-term fluctuations in investment returns’:

–The impact on credit risk provisioning of actual upgrades and downgrades during the period;

–Credit experience compared with assumptions; and

–Short-term value movements on assets backing the capital of the business.

Credit experience reflects the impact of defaults and other similar experience, such as asset exchanges arising from debt restructuring by issuers that include effectively an element of permanent impairment of the security held. Positive or negative experience compared with assumptions is included within short-term fluctuations in investment returns without further adjustment. The effects of other changes to credit risk provisioning are included in the adjusted IFRS operating profit based on longer-term investment returns, as is the net effect of changes to the valuation rate of interest due to portfolio rebalancing to align more closely with management benchmark.

(ii)  Non-linked shareholder-financed business

For debt securities backing non-linked shareholder-financed business of the UK and Europe insurance operations (other than the annuity business) the realised gains and losses are principally interest related. Accordingly, all realised gains and losses to date for these operations are being amortised over the period to the date those securities would otherwise have matured, with no explicit risk margin reserve charge.

(e)	Fund management and other non-insurance businesses

For these businesses, the particular features applicable for life assurance noted above do not apply and therefore the adjusted IFRS operating profit based on longer-term investment returns is not determined on the basis described above. Instead, realised gains and losses are generally included in adjusted IFRS operating profit based on longer-term investment returns with temporary unrealised gains and losses being included in short-term fluctuations. In some instances, realised gains and losses on derivatives and other financial instruments are amortised to adjusted IFRS operating profit based on longer-term investment returns over a time period that reflects the underlying economic substance of the arrangements.

B1.4   Segmental income statement

	2018 £m
					Unallocated
					to a segment
			UK and	Total	(other	Group
	Asia	US	Europe	segment	operations)	total
					note (ix)
Gross premiums earnednote(iv)	16,469	17,656	13,061	47,186	38	47,224
Outward reinsurance premiumsnote(i)	(575)	(309)	(13,137)	(14,021)	(2)	(14,023)
Earned premiums, net of reinsurance	15,894	17,347	(76)	33,165	36	33,201
Other incomenote(ii),(iii)	309	50	1,595	1,954	39	1,993
Total external revenuenote(v),(vi)	16,203	17,397	1,519	35,119	75	35,194
Intra-group revenue	42	50	3	95	(95)	—
Interest incomenote(vii)	1,086	2,016	3,039	6,141	51	6,192
Other investment returnnote B1.5	(3,240)	(6,804)	(6,476)	(16,520)	65	(16,455)
Total revenue, net of reinsurance	14,091	12,659	(1,915)	24,835	96	24,931
Benefits and claims and movements in unallocated surplus of with-profits funds, net of reinsurancenote(i),(iv)	(8,736)	(8,790)	4,977	(12,549)	(19)	(12,568)
Acquisition costs and other operating expenditurenote B2, note(iii),(iv)	(3,866)	(2,077)	(2,360)	(8,303)	(552)	(8,855)
Interest on core structural borrowings	—	(15)	—	(15)	(395)	(410)
Loss on disposal of businesses and corporate transactionsnote D1.1	(11)	(38)	—	(49)	(31)	(80)
Total charges, net of reinsurance and loss on disposal of businesses	(12,613)	(10,920)	2,617	(20,916)	(997)	(21,913)
Share of profit from joint ventures and associates, net of related tax	239	—	52	291	—	291
Profit (loss) before tax (being tax attributable to shareholders’ and policyholders’ returns)note(viii)	1,717	1,739	754	4,210	(901)	3,309
Tax (charge) credit attributable to policyholders’ returns	(80)	—	406	326	—	326
Profit (loss) before tax attributable to shareholders	1,637	1,739	1,160	4,536	(901)	3,635
Analysis of profit (loss) before tax
Adjusted IFRS operating profit (loss) based on longer-term investment returns	2,164	1,919	1,634	5,717	(890)	4,827
Short-term fluctuations in investment returns on shareholder-backed business	(512)	(100)	34	(578)	20	(558)
Amortisation of acquisition accounting adjustments	(4)	(42)	—	(46)	—	(46)
Loss on disposal of businesses and corporate transactionsnote D1.1	(11)	(38)	(508)	(557)	(31)	(588)
	1,637	1,739	1,160	4,536	(901)	3,635

	2017 £m
					Unallocated
					to a segment
			UK and	Total	(other	Group
	Asia	US	Europe	segment	operations)	total
					note (ix)
Gross premiums earned	15,688	15,164	13,126	43,978	27	44,005
Outward reinsurance premiums	(656)	(352)	(1,050)	(2,058)	(4)	(2,062)
Earned premiums, net of reinsurance	15,032	14,812	12,076	41,920	23	41,943
Other incomenote (ii),(iii)	307	669	1,234	2,210	48	2,258
Total external revenuenote (v),(vi)	15,339	15,481	13,310	44,130	71	44,201
Intra-group revenue	40	64	5	109	(109)	—
Interest incomenote (vii)	932	2,085	3,413	6,430	67	6,497
Other investment returnnote B1.5	8,063	16,448	11,171	35,682	10	35,692
Total revenue, net of reinsurance	24,374	34,078	27,899	86,351	39	86,390
Benefits and claims and movements in unallocated surplus of with-profits funds, net of reinsurance	(18,291)	(31,205)	(23,025)	(72,521)	(11)	(72,532)
Acquisition costs and other operating expenditurenote B2, note(iii)	(4,053)	(2,257)	(3,206)	(9,516)	(477)	(9,993)
Interest on core structural borrowings	—	(16)	—	(16)	(409)	(425)
Gain on disposal of businesses and corporate transactionsnote D1.1	61	162	—	223	—	223
Re-measurement of the sold Korea life business	5	—	—	5	—	5
Total charges, net of reinsurance and gain on disposal of business	(22,278)	(33,316)	(26,231)	(81,825)	(897)	(82,722)
Share of profit from joint ventures and associates, net of related tax	181	—	121	302	—	302
Profit (loss) before tax (being tax attributable to shareholders’ and policyholders’ returns)note (viii)	2,277	762	1,789	4,828	(858)	3,970
Tax charge attributable to policyholders’ returns	(249)	—	(425)	(674)	—	(674)
Profit (loss) before tax attributable to shareholders	2,028	762	1,364	4,154	(858)	3,296
Analysis of profit (loss) before tax
Adjusted IFRS operating profit (loss) based on longer-term investment returns	1,975	2,224	1,378	5,577	(878)	4,699
Short-term fluctuations in investment returns on shareholder-backed business	(1)	(1,568)	(14)	(1,583)	20	(1,563)
Amortisation of acquisition accounting adjustments	(7)	(56)	—	(63)	—	(63)
Gain on disposal of businesses and corporate transactionsnote D1.1	61	162	—	223	—	223
	2,028	762	1,364	4,154	(858)	3,296

	2016 £m
					Unallocated
					to a segment
			UK and	Total	(other	Group
	Asia	US	Europe	segment	operations)	total
					note (ix)
Gross premiums earned	14,006	14,685	10,290	38,981	—	38,981
Outward reinsurance premiums	(648)	(367)	(1,005)	(2,020)	—	(2,020)
Earned premiums, net of reinsurance	13,358	14,318	9,285	36,961	—	36,961
Other incomenote (ii),(iii)	253	684	1,222	2,159	87	2,246
Total external revenenote (v),(vi)	13,611	15,002	10,507	39,120	87	39,207
Intra-group revenue	27	53	4	84	(84)	—
Interest incomenote (vii)	875	2,151	4,517	7,543	104	7,647
Other investment returnnote B1.5	2,042	5,461	17,578	25,081	(217)	24,864
Total revenue, net of reinsurance	16,555	22,667	32,606	71,828	(110)	71,718
Benefits and claims and movements in unallocated surplus of with-profits funds, net of reinsurance	(11,442)	(20,214)	(27,710)	(59,366)	—	(59,366)
Acquisition costs and other operating expenditurenote B2, note (iii)	(3,684)	(1,913)	(2,689)	(8,286)	(438)	(8,724)
Interest on core structural borrowings	—	(15)	—	(15)	(345)	(360)
Remeasurement of the sold Korea life businessnote D1	(238)	—	—	(238)	—	(238)
Total charges, net of reinsurance and gain (loss) on disposal of businesses	(15,364)	(22,142)	(30,399)	(67,905)	(783)	(68,688)
Share of profit from joint ventures and associates, net of related tax	148	—	34	182	—	182
Profit (loss) before tax (being tax attributable to shareholders’ and policyholders’ returns)note (viii)	1,339	525	2,241	4,105	(893)	3,212
Tax charge attributable to policyholders’ returns	(155)	—	(782)	(937)	—	(937)
Profit (loss) before tax attributable to shareholders	1,184	525	1,459	3,168	(893)	2,275
Analysis of profit (loss) before tax
Adjusted IFRS operating profit (loss) based on longer-term investment returns	1,644	2,048	1,253	4,945	(689)	4,256
Short-term fluctuations in investment returns on shareholder-backed business	(225)	(1,455)	206	(1,474)	(204)	(1,678)
Amortisation of acquisition accounting adjustments	(8)	(68)	—	(76)	—	(76)
Loss on disposal of businesses and corporate transactionsnote D1	(227)	—	—	(227)	—	(227)
	1,184	525	1,459	3,168	(893)	2,275

Notes

(i)   Outward reinsurance premiums of £(14,023) million includes the £(12,149) million paid during the year in respect of the reinsurance of the UK annuity portfolio. The associated increase in reinsurance assets is included in outward reinsurers’ share of benefits and claims and the consequential change in policyholder liabilities is included in benefits and claims. See note D1.1 for further details.

(ii)  Included within other income is revenue from the Group’s asset management business of £1,489 million (2017: £1,371 million; 2016: £1,147 million). The remaining other income includes revenue from external customers. Other income also includes £20 million (2017: £7 million; 2016: £8 million) relating to financial instruments that are not held at fair value through profit or loss. The 2017 and 2016 comparative also included amounts for broker-dealer fees generated by the US broker-dealer network which was disposed of in August 2017, amounting to £542 million and £550 million respectively.

(iii)  Following the adoption of IFRS 15, the 2017 and 2016 comparative results have been re-presented as described in note A2.

(iv)  In October 2018, Jackson entered into a 100 per cent reinsurance agreement with John Hancock Life Insurance Company  (John Hancock USA) to acquire a closed block of group payout annuity business. The transaction resulted in an addition to gross premiums earned of £3.7 billion and a corresponding increase in benefits and claims of £4.1 billion for the increase in policyholder liabilities and a decrease in other operating expenditure for negative ceding commissions of £0.4 billion at the inception of the contract. There was no material impact on adjusted IFRS operating profit based on longer-term investment returns or total profit as a result of the transaction.

(v)  In Asia, external revenue from no one individual market exceeds 10 per cent of the Group total except for Hong Kong in 2018, 2017 and 2016. Total external revenue of Hong Kong is £7,719 million (2017: £7,269 million; 2016: £6,313 million).

(vi)  Total external revenue shown in the tables above is all from external customers except for £166 million within the 2018 amount for UK and Europe of £1,519 million. The £166 million represents the insurance recoveries recognised in respect of costs associated with the review of past annuity sales as described further in note C11.

(vii) Interest income includes £4 million (2017: £3 million; 2016: £3 million) accrued in respect of impaired securities.

(viii) This measure is the formal profit (loss) before tax measure under IFRS but is not the result attributable to shareholders.

(ix)  Unallocated to a segment includes central operations (Group and Asia Regional Head Offices and Group borrowings), Prudential Capital and Africa operations. In addition, this column includes intra-group eliminations, including the elimination of the intra-group reinsurance contract between the UK with-profits and Asia with-profits businesses.

(x)  Due to the nature of the business of the Group, there is no reliance on any major customers.

B1.5   Other investment return

	2018 £m	2017 £m	2016 £m
Realised and unrealised (losses) gains on securities at fair value through profit or loss	(19,665)	33,121	28,489
Realised and unrealised (losses) on derivatives at fair value through profit or loss	(941)	(1,624)	(7,050)
Realised gains (losses) on available-for-sale securities, previously recognised in other comprehensive income*	11	(26)	270
Realised (losses) gains on loans	(4)	9	91
Dividends	2,362	2,654	2,283
Other investment income	1,782	1,558	781
Other investment return	(16,455)	35,692	24,864

*   Including impairment.

Realised gains and losses on the Group’s investments for 2018 recognised in the income statement amounted to a net gain of £8.2 billion (2017: a net gain of £5.7 billion; 2016: a net loss of £1.6 billion).

B1.6   Additional analysis of performance by segment components

B1.6(a) Asia

	2018 £m				2017 £m	2016 £m
		Asset
	Insurance	management	Eliminations	Total	Total	Total
Earned premiums, net of reinsurance	15,894	—	—	15,894	15,032	13,358
Other income	99	210	—	309	307	253
Total external revenue	15,993	210	—	16,203	15,339	13,611
Intra-group revenue	—	158	(116)	42	40	27
Interest income	1,083	3	—	1,086	932	875
Other investment return	(3,240)	—	—	(3,240)	8,063	2,042
Total revenue, net of reinsurance	13,836	371	(116)	14,091	24,374	16,555
Benefits and claims and movements in unallocated surplus of with-profits funds, net of reinsurance	(8,736)	—	—	(8,736)	(18,291)	(11,442)
Acquisition costs and other expenditurenote B2	(3,732)	(250)	116	(3,866)	(4,053)	(3,684)
(Loss) gain on disposal of businesses and corporate transactionsnote D1.1	(11)	—	—	(11)	61	—
Remeasurement of the sold Korea life businessnote D1.1	—	—	—	—	5	(238)
Total charges, net of reinsurance and (loss) gain on disposal of businesses	(12,479)	(250)	116	(12,613)	(22,278)	(15,364)
Share of profit from joint ventures and associates, net of related tax	178	61	—	239	181	148
Profit before tax (being tax attributable to shareholders’ and policyholders’ returns)	1,535	182	—	1,717	2,277	1,339
Tax charge attributable to policyholders’ returns	(80)	—	—	(80)	(249)	(155)
Profit before tax attributable to shareholders	1,455	182	—	1,637	2,028	1,184

Analysis of profit (loss) before tax
Adjusted IFRS operating profit based on longer-term investment returns	1,982	182	—	2,164	1,975	1,644
Short-term fluctuations in investment returns on shareholder-backed business	(512)	—	—	(512)	(1)	(225)
Amortisation of acquisition accounting adjustments	(4)	—	—	(4)	(7)	(8)
(Loss) gain on disposal of businesses and corporate transactionsnote D1.1	(11)	—	—	(11)	61	(227)
	1,455	182	—	1,637	2,028	1,184

B1.6(b) US

	2018 £m				2017 £m	2016 £m
		Asset
	Insurance	management note (i)	Eliminations	Total	Total	Total
Earned premiums, net of reinsurancenote (ii)	17,347	—	—	17,347	14,812	14,318
Other income	5	45	—	50	669	684
Total external revenue	17,352	45	—	17,397	15,481	15,002
Intra-group revenue	—	118	(68)	50	64	53
Interest income	2,016	—	—	2,016	2,085	2,151
Other investment return	(6,784)	(20)	—	(6,804)	16,448	5,461
Total revenue, net of reinsurance	12,584	143	(68)	12,659	34,078	22,667
Benefits and claimsnote (ii)	(8,790)	—	—	(8,790)	(31,205)	(20,214)
Interest on core structural borrowings	(15)	—	—	(15)	(16)	(15)
Acquisition costs and other operating expenditurenote B2, note (ii)	(2,010)	(135)	68	(2,077)	(2,257)	(1,913)
(Loss) gain on disposal of businesses and corporate transactionsnote D1.1	—	(38)	—	(38)	162	—
Total charges, net of reinsurance and gain on disposal of businesses	(10,815)	(173)	68	(10,920)	(33,316)	(22,142)
Profit before tax	1,769	(30)	—	1,739	762	525

Analysis of profit (loss) before tax
Adjusted IFRS operating profit based on longer-term investment returns	1,911	8	—	1,919	2,224	2,048
Short-term fluctuations in investment returns on shareholder-backed business	(100)	—	—	(100)	(1,568)	(1,455)
Amortisation of acquisition accounting adjustments	(42)	—	—	(42)	(56)	(68)
(Loss) gain on disposal of businesses and corporate transactionsnote D1.1	—	(38)	—	(38)	162	—
	1,769	(30)	—	1,739	762	525

Notes

(i)

In 2017, the US total revenue and total charges included NPH broker dealer fees of £542 million (2016: £550 million) within other income and other operating expenditure, respectively. The Group disposed of its US independent broker-dealer network in August 2017.

(ii)

In October 2018, Jackson entered into an agreement with John Hancock Life to reinsure 100 per cent of the group payout annuity business. The transaction resulted in an addition to gross premiums earned of £3.7 billion and a corresponding increase in benefits and claims of £4.1 billion for the increase in policyholder liabilities and a decrease in other operating expenditure for negative ceding commissions of £0.4 billion at the inception of the contract. There was no material impact on adjusted IFRS operating profit based on longer-term investment returns or total profit as a result of the transaction.

B1.6(c)    UK and Europe

	2018 £m				2017 £m	2016 £m
		Asset
	Insurance	management note (i)	Eliminations	Total	Total	Total
Earned premiums, net of reinsurancenote (iii)	(76)	—	—	(76)	12,076	9,285
Other incomenote (ii)	347	1,248	—	1,595	1,234	1,222
Total external revenue	271	1,248	—	1,519	13,310	10,507
Intra-group revenue	—	167	(164)	3	5	4
Interest income	3,038	1	—	3,039	3,413	4,517
Other investment return	(6,459)	(17)	—	(6,476)	11,171	17,578
Total revenue, net of reinsurance	(3,150)	1,399	(164)	(1,915)	27,899	32,606
Benefits and claims and movements in unallocated surplus of with-profits funds, net of reinsurancenote (iii)	4,977	—	—	4,977	(23,025)	(27,710)
Acquisition costs and other operating expenditurenote (ii), note B2	(1,571)	(953)	164	(2,360)	(3,206)	(2,689)
Total charges, net of reinsurance	3,406	(953)	164	2,617	(26,231)	(30,399)
Share of profit from joint ventures and associates, net of related tax	36	16	—	52	121	34
Profit before tax (being tax attributable to shareholders’ and policyholders’ returns)	292	462	—	754	1,789	2,241
Tax credit (charge) attributable to policyholders’ returns	406	—	—	406	(425)	(782)
Profit before tax	698	462	—	1,160	1,364	1,459

Analysis of profit (loss) before tax
Adjusted IFRS operating profit based on longer-term investment returns	1,157	477	—	1,634	1,378	1,253
Short-term fluctuations in investment returns on shareholder-backed business	49	(15)	—	34	(14)	206
Loss on disposal of businesses and corporate transactionsnote D1.1	(508)	—	—	(508)	—	—
	698	462	—	1,160	1,364	1,459

Notes

(i)

The revenue for UK and Europe asset management of £1,102 million (2017: £1,087 million; 2016: £956 million), comprising the amounts for asset management fee income, investment return and other income and performance-related fees shown in note B1.1(iv), is different to the amount of £1,399 million shown in the table above. This is because the £1,102 million (2017: £1,087 million; 2016: £956 million) is after deducting commissions which would have been included as charges in the table above. The difference in the presentation of commission is aligned with how management reviews the business. For further information see note B1.1.

(ii)	Following the adoption of IFRS 15, the 2017 and 2016 comparative results have been re-presented as described in note A2.

(iii)Earned premiums net of reinsurance includes outward reinsurance premiums of £(12,149) million paid during the year in respect of the reinsurance of the UK annuity portfolio. The associated increase in reinsurance assets is included in outward reinsurers’ share of benefits and claims and the consequential change in policyholder liabilities is included in benefits and claims. See note D1.1 for further details.